Acquisitions and Dispositions - Net assets acquired (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Assets and Liabilities Acquired
Goodwill		$ 4,933	$ 5,095		$ 2,177
Short-term debt and current portion of long-term debt				$ 2,800
Rexam
Acquisition adjustments to initial accounting
Increase (decrease) to intangible assets	$ 590
Increase (decrease) to investments in affiliates	31
Increase (decrease) to goodwill	(384)
Increase (decrease) to long-term deferred tax liabilities	$ 244
Incremental depreciation and amortization related to finalization of asset values and useful lives		$ 35
Assets and Liabilities Acquired
Cash				450
Receivables, net				778
Inventories, net				782
Other current assets				165
Assets held for sale (sold to Ardagh on June 30, 2016)				911
Total current assets				3,086
Property, plant and equipment				2,301
Goodwill				3,415
Intangible assets				2,478
Restricted cash				174
Other Assets				490
Total assets acquired				11,944
Short-term debt and current portion of long-term debt				2,792
Accounts payable				858
Accrued employee costs				135
Liabilities held for sale				7
Other current liabilities				373
Total current liabilities				4,165
Long term debt				28
Employee benefit obligations				508
Deferred taxes and other liabilities				993
Total liabilities assumed				(5,694)
Net assets acquired				6,250
Noncontrolling interests				(90)
Aggregate value of consideration paid				$ 6,160